IDS Managed Retirement Fund
1995 annual report
(prospectus enclosed)

(Icon of) bird on nest

The goal of IDS Managed Retirement Fund, Inc. is to maximize total return through a combination of growth of capital and current income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by
American Express
Financial Advisors Inc.

PAGE 2
(Icon of) bird on nest

Going where the action is

Today's investment marketplace is changing faster than ever. The key is to be in the right place at the right time. Managed
Retirement Fund has that potential because it has the flexibility to make sweeping shifts in its asset mix to take advantage of expected trends in financial markets. While the focus historically has been on U.S. stocks, the Fund can also hold foreign stocks, as well as domestic and foreign bonds, plus cash-equivalent investments. For investors, such flexibility can mean opportunity. PAGE 3
PAGE
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1995 annual report

From the president                                  4
From the asset allocation strategy team             4
Ten largest holdings                                6
Making the most of your Fund                        7
Long-term performance                               8
Independent auditors' report                        9
Financial statements                               10
Notes to financial statements                      13
Investments in securities                          21
IDS mutual funds                                   28
Federal income tax information                     31

1995 prospectus

The Fund in brief                                   3p
Goal                                                3p
Types of Fund investments and their risks           3p
Proposed conversion to master/feeder structure      3p
Manager and distributor                             3p
Portfolio management team                           3p
Alternative purchase arrangements                   4p

Sales charge and Fund expenses                      5p

Performance                                         7p
Financial highlights                                7p
Total returns                                       9p

Investment policies and risks                      11p
Facts about investments and their risks            12p
Valuing Fund shares                                16p

How to purchase, exchange or redeem shares         17p
Alternative purchase arrangements                  17p
How to purchase shares                             20p
How to exchange shares                             23p
How to redeem shares                               23p
Reductions and waivers of the sales charge         28p

Special shareholder services                       32p
Services                                           32p
Quick telephone reference                          32p

Distributions and taxes                            33p
Dividend and capital gain distributions            33p
Reinvestments                                      33p
PAGE 4
Taxes                                              34p
How to determine the correct TIN                   36p

How the Fund is organized                          37p
Shares                                             37p
Voting rights                                      37p
Shareholder meetings                               37p
Special considerations regarding
  master/feeder structure                          37p
Board members and officers                         39p
Investment manager and transfer agent              41p
Distributor                                        43p

About American Express Financial Corporation       45p
General information                                45p

Appendix                                           46p
Descriptions of derivative instruments             46p
PAGE 5
To our shareholders

(Photo of) William R. Pearce
President of the Fund

(Photo of) Peter Anderson
Asset allocation strategy team member

(Photo of) Fred Quirsfeld
Asset allocation strategy team member

(Photo of) William N. Westhoff
Asset allocation strategy team member

Fromn the president

IDS Managed Retirement Fund underwent a change in portfolio management in December 1995. The Fund is now headed by a team of senior investment managers composed of Peter Anderson, Bill Westhoff and Fred Quirsfeld. All have been members of the American Express Financial Advisors investment department for more than 10 years. This strategic team will determine the portfolio's asset allocation among U.S. stocks, foreign stocks, debt securities and cash reserves. This mix will vary with changes in the team's outlook regarding the investment environment.

The second stage in the process is day-to-day portfolio management, which is now the responsibility of Guru Baliga (U.S. stocks), Steve Merrell (debt securities) and Paul Hopkins (foreign stocks), all of whom currently serve as portfolio managers for other IDS mutual funds.

Ultimately, this team approach means that shareholders will have the potential to benefit from the specific expertise of a variety of investment professionals. As you read the team's review of the past fiscal year, please keep in mind that the portfolio management change was made after the year was over.

William R. Pearce

From the asset allocation strategy team

The past fiscal year proved to be an excellent time to be invested in U.S. stocks, as the marked enjoyed its most productive period in recent years.

Benefiting from this positive trend, IDS Managed Retirement Fund recorded a total return for Class A shares of 18% for the 12 months--December 1994 through November 1995. (Please note that the Fund's net asset value over the period was affected by a capital gain paid to shareholders in December 1994. The distribution reduced the net asset value by the same amount at that time.)

The period got off to a good start in December, when long-term interest rates, which had risen throughout 1994, finally began to decline. Soon lending additional support to the market were often-outstanding corporate profit reports and ongoing data reflecting a low inflation rate. With those powerful forces in place, stocks soon turned a moderate advance into a full-blown rally that, except PAGE 6 for a comparatively brief summer slump, ran through the end of the fiscal year.

Technology leads winning sectors

Much of the Fund's gain came from stocks in three sectors: technology (including computers), financial services (including banks, insurance companies and savings and loans) and telecommunications equipment. On the other side of the ledger, stocks of energy (including oil refiners), telephone utilities and entertainment companies were among the Fund's poorer performers.

On the foreign front, where we kept about 20% of the portfolio's assets, there was considerable volatility. In December 1994, a devaluation of the Mexican peso sent that market into a tail spin that soon spread to other Latin American markets, as well as Southeast Asia. Some of those markets rebounded in 1995, but overall our foreign investments were unproductive. As the year progressed, we reduced our foreign holdings to about 15% at period-end.

Higher cash position

Fund performance was also tempered by our decision to raise the amount of cash reserves in the portfolio -- from about 5% to 14%. This was a function of our efforts to eliminate positions in certain illiquid stocks, as well as sell some losing stocks in order to offset capital gains realized from other investments.

Looking to the current fiscal year, this fund is now managed by a team of specialists who will first determine the portfolio's asset allocation (the mix of assets that is appropriate to the investment environment), and then select securities to comprise the stock (U.S. and foreign), bond and cash reserve components. While this approach could result in considerable change among the holdings, it will not alter the Fund's flexibility in pursing its goal of providing total return.

Peter Anderson

Fred Quirsfeld

William N. Westhoff

PAGE 7
Class A
12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1995       $12.19
Nov. 30, 1994       $11.29
Increase            $ 0.90

Distributions
Dec. 1, 1994-Nov. 30, 1995

From income         $ 0.56
From capital gains  $ 0.40
Total distributions $ 0.96

Total return**      +18.0%***

Class B
March 20, 1995-Nov. 30, 1995
(All figures per share)

Net asset value (NAV)
Nov. 30, 1995       $12.16
March 20, 1995*     $10.41
Increase            $ 1.75

Distributions
March 20, 1995-Nov. 30, 1995

From income         $ 0.10
From capital gains  $  --
Total distributions $ 0.10

Total return**      +17.7%***

Class Y
March 20, 1995-Nov. 30, 1995
(All figures per share)

Net asset value (NAV)
Nov. 30, 1995       $12.19
March 20, 1995*     $10.41
Increase            $ 1.78

Distributions
March 20, 1995*-Nov. 30, 1995

From income         $ 0.14
From capital gains  $  --
Total distributions $ 0.14

Total return**      +18.4%***

*Inception date.
**The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.
PAGE 8

IDS Managed Retirement Fund, Inc.


Your Fund's ten largest holdings

(pie chart) The ten holdings listed here make up 19.24% of the Fund's net assets
____________________________________________________________________________________________________________

                                                                               Percent                 Value
                                                                  (of fund's net assets)(as of Nov. 30, 1995)
_____________________________________________________________________________________________________________
Cisco Systems                                                                       3.01%         $84,125,000

A leader in the "router" segment of the networking industry. (A router is a device that allows various computers to communicate.)

Computer Associates International                                                   2.35           65,500,000

Systems software packages.

BankAmerica                                                                         2.28           63,625,000

A holding company that owns Bank of America (one of the world's largest banks) and Seattle-First National Bank.

Compaq Computer                                                                     1.95           54,450,000

A manufacturer of high-performance laptop, portable and desktop personal computers using MS-DOS and OS/2 operating systems.

Amgen                                                                               1.78           49,625,000

A premier biotechnology company. The company develops, manufactures and markets drugs based on advances in recombinant DNA and molecular biology for human health care.

General Electric                                                                    1.69           47,075,000

A diversified company with interests in manufacturing, broadcasting (NBC), services and technology.

Home Depot                                                                          1.59           44,375,000

A seller of a broad range of building materials and home-improvement products via retail warehouse stores.
The company focuses on the do-it-yourselfer and home remodeler.

Medtronic                                                                           1.57           43,900,000

A major, diversified medical device company.

AirTouch Communications                                                             1.57           43,687,500

A subsidiary of Pacific Telesis, AirTouch Communications is engaged in non-regulated wireless communication operations, with cellular interest in the United States, Germany, Japan, Italy, South Korea and Belgium.

Pfizer                                                                              1.45           40,600,000

A leading producer of pharmaceuticals, hospital products, animal health items, non prescription medications and specialty chemicals.

PAGE 9
Making the most of your Fund

Average annual total return
(as of Nov. 30, 1995)

Class A
1 year             5 years          10 years
+12.07%            +15.04%          +14.93%

Total returns for Class A, Class B and Class Y for the period from March 20, 1995 to Nov. 30, 1995 were +12.33%, +12.68% and +18.42%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A and Class B reflect the effect of the maximum 5% sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00
Feb          100          18            5.56
Mar          100          17            5.88
Apr          100          15            6.67
May          100          16            6.25
June         100          18            5.56
July         100          17            5.88
Aug          100          19            5.26
Sept         100          21            4.76
Oct          100          20            5.00

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

PAGE 10
(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

Three ways to benefit from a mutual Fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another Fund.

Class A*
How your $10,000 has grown in IDS Managed Retirement Fund

Average annual total return
(as of Nov. 30, 1995
1 year     5 years     10 years
+12.07%    +15.04%     +14.93%

(Graph shows performance of Managed Retirement Fund, Lipper Growth & Income Fund Index, and S&P 500 Stock Index from 1985-1995.
Managed Retirement Fund value at 1995 is shown at $40,246.)

*The graph above is for Class A only. Class B and Class Y are not shown. Total returns for Class A, Class B and Class Y for the period from March 0, 1995 to Nov. 30, 1995 were +12.33%, +12.68%
and +18.42%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Assumes: Holding period from 11/30/84 to 11/30/95. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $19,599. Also see "Performance" in the Fund's current prospectus.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Fund invests.

Lipper Growth & Income Fund Index, published by Lipper Analytical
Services, Inc., includes 30 funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

PAGE 11
On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Growth and Income Fund Index. In comparing Managed Retirement Fund to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes. If you were actually to buy either individual stocks or growth mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.
PAGE 12
Independent auditors' report

The board of directors and shareholders
IDS Managed Retirement Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Managed Retirement Fund, Inc. as of November 30, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 1995, and the financial highlights for each of the years in the ten-year period ended November 30, 1995. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Managed Retirement Fund, Inc. at November 30, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period ended November 30, 1995, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 5, 1996

PAGE 13

                         Financial statements
                         Statement of assets and liabilities
                         IDS Managed Retirement Fund, Inc.
                         Nov. 30, 1995
_____________________________________________________________________________________________________________

Assets
_____________________________________________________________________________________________________________
Investments in securities, at value (Note 1):
Investments in securities of unaffiliated issuers (identified cost $2,380,682,988)             $2,786,872,987
Investments in securities of affiliated issuer (identified cost $28,059,176)                       22,595,625
Cash in bank on demand deposit                                                                     13,688,838
Dividends and accrued interest receivable                                                           3,989,776
Receivable for investment securities sold                                                           6,544,376
Receivable from investment advisors                                                                   105,658
Receivable for foreign currency contracts held, at value (Notes 1 and 4)                              408,986
U.S. government securities held as collateral (Note 5)                                             15,784,373
_____________________________________________________________________________________________________________
Total assets                                                                                    2,849,990,619
_____________________________________________________________________________________________________________

    Liabilities
____________________________________________________________________________________________________________
Payable for investment securities purchased                                                         6,068,700
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                  300,675
Payable upon return of securities loaned (Note 5)                                                  51,725,973
Accrued distribution fee                                                                                3,039
Accrued service fee                                                                                    25,495
Accrued transfer agency fee                                                                            20,084
Accrued administrative services fee                                                                     4,764
Other accrued expenses                                                                                355,503
_____________________________________________________________________________________________________________
Total liabilities                                                                                  58,504,233
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                             $2,791,486,386
_____________________________________________________________________________________________________________
    Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value;                           $    2,290,926
Additional paid-in capital                                                                      2,255,216,223
Excess of distributions over net investment income                                                   (353,026)
Accumulated net realized gain (Note 1)                                                            133,488,611
Unrealized appreciation of investments and on translation
  of assets and liabilities in foreign currencies (Note 4)                                        400,843,652
_____________________________________________________________________________________________________________
Total -- representing net assets applicable to outstanding capital stock                       $2,791,486,386
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares: Class A                                           $2,601,895,012
                        Class B                                                              $   74,848,073
                        Class Y                                                              $  114,743,301
Net asset value per share of outstanding capital stock: Class A shares 213,561,123             $        12.19
                                                        Class B shares   1,769,039             $        12.16
                                                        Class Y shares   8,698,718             $        12.19
See accompanying notes to financial statements.
/TABLE

PAGE 14

                          Statement of operations
                          IDS Managed Retirement Fund, Inc.
                          Year ended Nov. 30, 1995
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
Income:
Dividends (net of foreign taxes withheld of $344,420)                                            $ 32,079,383
Interest                                                                                           34,813,410
_____________________________________________________________________________________________________________
Total income                                                                                       66,892,793
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                 11,056,179
Distribution fee
    Class A                                                                                           441,362
    Class B                                                                                           187,426
Transfer agency fee                                                                                 3,841,236
Incremental transfer agency fee--Class B                                                                5,220
Service fee
    Class A                                                                                         3,022,101
    Class B                                                                                            43,443
Administrative services fee                                                                           578,513
Compensation of directors                                                                              55,350
Compensation of officers                                                                               22,411
Custodian fees                                                                                        699,087
Postage                                                                                               308,813
Registration fees                                                                                     211,989
Reports to shareholders                                                                               233,503
Audit fees                                                                                             33,500
Administrative                                                                                         23,984
Other                                                                                                  22,859
_____________________________________________________________________________________________________________
Total expenses                                                                                     20,786,976
  Earnings credits on cash balances (Note 2)                                                          (24,700)
_____________________________________________________________________________________________________________
Total net expenses                                                                                 20,762,276
_____________________________________________________________________________________________________________
Investment income -- net                                                                           46,130,517
_____________________________________________________________________________________________________________

                          Realized and unrealized gain (loss) -- net
_____________________________________________________________________________________________________________
Net realized gain on security and foreign currency transactions
    (including loss of $2,367,285 from foreign currency transactions) (Note 3)                    124,423,092
Net realized loss on sale of affiliated securities                                                 (7,766,937)
Net realized gain on closed or expired option contracts written (Note 7)                            1,020,927
_____________________________________________________________________________________________________________
Net realized gain on investments and foreign currency                                             117,677,082
Net change in unrealized appreciation or depreciation of investments and
  on translation of assets and liabilities in foreign currencies                                  256,569,178
_____________________________________________________________________________________________________________
Net gain on investments and foreign currency                                                      374,246,260
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                             $420,376,777
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE 15
                          Financial statements
                          Statements of changes in net assets
                          IDS Managed Retirement Fund, Inc.
                          Year ended Nov. 30,
_____________________________________________________________________________________________________________

                          Operations and distributions                                 1995              1994
_____________________________________________________________________________________________________________
Investment income--net                                                           $   46,130,517   $ 23,665,296
Net realized gain on investments and foreign currency                               117,677,082    161,244,633
Net change in unrealized appreciation or depreciation of investments
  and on translation of assets and liabilities in foreign currencies                256,569,178   (173,232,646)
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                420,376,777     11,677,283
_____________________________________________________________________________________________________________
Distributions to shareholders from:
 Net investment income
   Class A                                                                          (34,692,244)   (21,173,864)
   Class B                                                                             (200,233)            --
   Class Y                                                                           (1,230,979)            --
 Net realized gain
   Class A                                                                         (160,120,061)  (137,757,653)
 Excess distribution of realized gain (Note 1)
   Class A                                                                                   --     (1,302,096)
_____________________________________________________________________________________________________________
Total distributions                                                                (196,243,517)  (160,233,613)
_____________________________________________________________________________________________________________

                          Capital share transactions (Note 6)
_____________________________________________________________________________________________________________
Proceeds from sales
   Class A shares (Note 2)                                                          417,761,343    612,687,152
   Class B shares                                                                    72,721,658             --
   Class Y shares                                                                   111,374,713             --
Reinvestment of distributions at net asset value
  Class A shares                                                                    193,441,984    159,258,078
  Class B shares                                                                        198,523             --
  Class Y shares                                                                      1,230,979             --
Payments for redemptions
  Class A shares                                                                   (460,211,059)  (216,560,194)
  Class B shares (Note 2)                                                            (1,890,237)            --
  Class Y shares                                                                    (18,871,278)            --
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                              315,756,626    555,385,036
_____________________________________________________________________________________________________________

Total increase in net assets                                                        539,889,886    406,828,706

Net assets at beginning of year                                                   2,251,596,500  1,844,767,794
_____________________________________________________________________________________________________________
Net assets at end of year
   (including undistributed (excess of distributions over)
   net investment income of $(353,026) and $5,699,238)                           $2,791,486,386 $2,251,596,500
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE 16
Notes to financial statements

IDS Managed Retirement Fund, Inc.

___________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.
The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares, which the Fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee
(class specific expenses) differs among classes. Income, expenses
(other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Valuation of securities

All securities are valued at the close of each business day.
Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price;
securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board of directors.
Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers.
Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being
PAGE 17
able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

PAGE 18
Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by
$16,059,325 and accumulated net realized gain has been increased by $16,068,293, resulting in a net reclassification adjustment to decrease additional paid-in-capital by $8,968.

Dividends to shareholders

Dividends declared and paid each calendar quarter from net investment income are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.
___________________________________________________________________
2. Expenses and sales charges

Under terms of a prior agreement that ended March 19, 1995, the Fund paid AEFC a fee for managing its investments, recordkeeping and other specified services. The fee was a percentage of the Fund's average daily net assets consisting of a group asset charge in reducing percentages from 0.46% to 0.32% annually on the combined net assets of all non-money market funds in the IDS MUTUAL
FUND GROUP and an individual annual asset charge of 0.14% of average daily net assets. The fee was adjusted upward or downward by a performance incentive adjustment based on the Fund's average daily net assets over a rolling 12-month period as measured against the change in the Lipper Growth and Income Fund Index. The maximum adjustment was 0.08% of the Fund's average daily net assets after
PAGE 19
deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $1,438,305 for the year ended Nov.
30, 1995.

Also under terms of the prior agreement, the Fund paid AEFC a distribution fee at an annual rate of $6 per shareholder account and a transfer agency fee at an annual rate of $15 per shareholder account.

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment
Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.53% to 0.40% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc.
for distributing Fund shares were $7,327,074 for Class A and $14,819 for Class B for the year ended Nov. 30, 1995. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the year ended Nov. 30, 1995, the Fund's custodian and transfer agency fees were reduced by $24,700 as a result of earnings credits from overnight cash balances.

PAGE 20
The Fund has a retirement plan for its independent directors. Upon retirement, directors receive monthly payments equal to one-half of the retainer fee for as many months as they served as directors up to 120 months. There are no death benefits. The plan is not funded, but the Fund recognizes the cost of payments during the time the directors serve on the board. The retirement plan expense amounted to $21,379 for the year ended Nov. 30, 1995.
___________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,014,425,253 and
$1,977,394,607, respectively, for the year ended Nov. 30, 1995.
Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were
$220,073 for the year ended Nov. 30, 1995.
___________________________________________________________________
4. Foreign currency contracts

At Nov. 30, 1995, the Fund had entered into eight foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:
PAGE 21


Exchange dateCurrency to beCurrency to beUnrealizedUnrealized
           delivered    receivedappreciationdepreciation
______________________________________________________________________________________
Dec. 1, 1995110,972      69,161   $    630 $     --
         Dutch Guilder U.S. Dollar

Dec. 1, 19953,559,043    475,173     2,838       --
         Mexican Peso  U.S. Dollar

Dec. 5, 1995251,717      155,390        --       57
         Dutch Guilder U.S. Dollar

Dec. 6, 199518,100,000 12,782,215  265,791       --
         Deutsche Mark U.S. Dollar

Dec. 6, 1995115,000,00017,243,965       --  300,618
         Swedish Krona U.S. Dollar

Dec. 7, 1995920,000,000 7,492,162   30,173       --
         Spanish Peseta U.S. Dollar

Dec. 14, 19953,700,000  5,747,950   84,397       --
         British Pound U.S. Dollar

Dec. 29, 1995117,000,00017,841,077  25,157       --
         Swedish Krona U.S. Dollar
                                  __________________
                                  $408,986 $300,675

________________________________________________________

5. Lending of portfolio securities

At Nov. 30, 1995, securities valued at $49,465,887 were on loan to brokers. For collateral, the Fund received
$35,941,600 in cash and government securities valued at $15,784,373. Income from securities lending amounted to
 $607,134 for the year ended Nov. 30, 1995. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

PAGE 22
6.Capital share transactions

Transactions in shares of capital stock for the years indicated are as follows:

                         Year ended Nov. 30, 1995                  Year ended
                                                                     11/30/94
                         Class A       Class B*       Class Y*        Class A
______________________________________________________________________________
Sold                  37,660,154     6,299,264      10,940,208     52,780,284
Issued for reinvested
  distributions       18,500,738        16,962         108,792     13,541,661
Redeemed             (42,073,334)     (161,484)     (1,638,669)   (18,632,894)
______________________________________________________________________________
Net increase          14,087,558     6,154,742       9,410,331     47,689,051
______________________________________________________________________________
*Inception date was March 20, 1995.

___________________________________________________________________
7. Option contracts written

The number of contracts and premium amounts associated with option contracts written is as follows:

                                Year ended Nov. 30, 1995
                        ______________________________________________________
                                  Puts                         Calls

                       Contracts       Premium       Contracts        Premium
______________________________________________________________________________
Balance Nov. 30, 1994     1,500         $ 82,122        8,074        $555,355
Opened                    2,750          255,931       14,000         922,171
Closed                      --              --         (4,289)(265,292)
Exercised                (1,250)        (192,181)      (6,000)      (569,231)
Expired                  (3,000)        (145,872)     (11,785)       (643,003)
______________________________________________________________________________
Balance Nov. 30, 1995       --          $    --           --         $    --
 ______________________________________________________________________________

___________________________________________________________________
8. Illiquid securities

At Nov. 30, 1995, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1995 was $10,203,200, representing 0.4% of the net assets.
Pursuant to guidelines adopted by the Fund's board of directors, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.
__________________________________________________________________

9. Financial highlights

"Financial highlights" showing per share data and selected information is presented on pages 6 and 7 of the prospectus. PAGE 23

                     Investment in securities

                     IDS Managed Retirement Fund, Inc.                                        (Percentages represent value of
                     Nov. 30, 1995                                                        investments compared to net assets)

Investments in securities of unaffiliated issuers
_____________________________________________________________________________________________________________________________

Common stocks (81.4%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________
Aerospace & defense (0.8%)
Boeing                                            110,000   $     8,016,250
General Motors Cl H                               312,500        14,843,750
                                                            _______________
Total                                                            22,860,000
_____________________________________________________________________________________________________________________________
Airlines (0.7%)
Southwest Airlines                                750,000       18,750,000
_____________________________________________________________________________________________________________________________
Automotive & related (0.8%)
General Motors                                    200,000         9,700,000
Hayes Wheels Intl                                 500,000        13,375,000
                                                             ______________
Total                                                            23,075,000
_____________________________________________________________________________________________________________________________
Banks and savings & loans (2.4%)
Bank of Boston                                    200,000         9,275,000
Citicorp                                          350,000        24,762,500
First Chicago                                     225,000        15,637,500
NationsBank                                       250,000        17,843,751
                                                             ______________
Total                                                            67,518,751
_____________________________________________________________________________________________________________________________
Building materials (2.3%)
Georgia Pacific                                   200,000(c)     15,550,000
Masco                                           1,000,000        29,500,000
Weyerhaeuser                                      400,000        18,100,000
                                                             ______________
Total                                                            63,150,000
_____________________________________________________________________________________________________________________________
Chemicals (1.9%)
IMC Global                                        150,000        11,606,250
Praxair                                           400,000        11,650,000
Rohm & Haas                                       500,000        30,125,000
                                                             ______________
Total                                                            53,381,250
_____________________________________________________________________________________________________________________________
Communications equipment (3.5%)
AirTouch Communications                         1,500,000(b)     43,687,500
Alltell                                           700,000        20,650,000
PAGE 24
MFS Communications                                308,320(b)     14,028,560
Scientific Atlanta                              1,200,000        19,050,000
                                                             ______________
Total                                                            97,416,060
_____________________________________________________________________________________________________________________________
Computers & office equipment (10.2%)
Cisco Systems                                   1,000,000(b)     84,125,000
Compaq Computer                                 1,100,000(b)     54,450,000
Computer Associates Intl                        1,000,000        65,500,000
General Motors Cl E                               250,000        12,625,000
Microsoft                                         250,000(b)     21,781,250
Pitney Bowes                                      750,000        33,562,500
Xerox                                             100,000        13,712,500
                                                             ______________
Total                                                           285,756,250
____________________________________________________________________________________________________________________________
Electronics (1.5%)
Applied Materials                                 250,000(b)     12,156,250
Intel                                             500,000        30,437,500
                                                              _____________
Total                                                            42,593,750
_____________________________________________________________________________________________________________________________
Energy (2.6%)
Amoco                                             500,000        33,875,000
Murphy Oil                                        500,000        19,687,500
Occidental Petroleum                              800,000        17,700,000
                                                             ______________
Total                                                            71,262,500
_____________________________________________________________________________________________________________________________
Energy equipment & services (0.4%)
Camco                                             500,000       11,750,000
_____________________________________________________________________________________________________________________________
Financial services (2.6%)
BankAmerica                                     1,000,000        63,625,000
Storage USA REIT                                  250,000         7,593,750
                                                             ______________
Total                                                            71,218,750
_____________________________________________________________________________________________________________________________
Health care (9.0%)
Abbott Laboratories                               400,000        16,250,000
Amgen                                           1,000,000(b)     49,625,000
Forest Labs                                       250,000(b)     10,625,000
Johnson & Johnson                                 300,000        25,987,500
Lilly (Eli)                                       300,000        29,850,000
Medtronic                                         800,000        43,900,000
Merck                                             550,000        34,031,250
Pfizer                                            700,000        40,600,000
                                                             ______________
Total                                                           250,868,750
______________________________________________________________________________________________________________________________
Industrial equipment & services (2.9%)
Amer Standard                                     500,000(b)     15,000,000
Caterpillar                                       600,000        36,825,000
Integrated Process Equipment                      500,000(b)     15,375,000
PAGE 25
Lincoln Electric                                  160,000         3,920,000
York Intl                                         250,000        11,187,500
                                                             ______________
Total                                                            82,307,500
_____________________________________________________________________________________________________________________________

Industrial transportation (0.6%)
Union Pacific                                     250,000       16,937,500
_____________________________________________________________________________________________________________________________
Insurance (3.2%)
General Re                                        200,000        29,925,000
TIG Holdings                                    1,000,000        27,000,000
UNUM                                              600,000        32,475,000
                                                             ______________
Total                                                            89,400,000
_____________________________________________________________________________________________________________________________
Leisure time & entertainment (4.7%)
Circus Circus Enterprises                       1,000,000(b)     27,750,000
Disney (Walt)                                     500,000        30,062,500
Intl Game Technology                              800,000         9,900,000
King World Productions                            700,000(b)     27,737,500
MGM Grand                                       1,000,000(b)     25,875,000
Primadonna Resorts                                500,000(b)      8,625,000
                                                             ______________
Total                                                           129,950,000
_____________________________________________________________________________________________________________________________
Media (2.4%)
Comcast Cl A                                      500,000         9,875,000New
World Communications Group                        700,000(b)     12,250,000
Tele-Communications Cl A                          500,000(b)      9,250,000
Time Warner                                       750,000        30,000,000
US WEST Media Group                               250,000(b)      4,500,000
                                                             ______________
Total                                                            65,875,000
_____________________________________________________________________________________________________________________________
Metals (3.9%)
Alumax                                          1,200,000(b)     39,900,000
Bethlehem Steel                                 1,000,000(b)     14,000,000
Freeport McMoRan Copper Cl B                      421,040        11,420,710
LTV                                             1,000,000(b)     14,500,000
Newmont Mining                                    500,000        21,562,500
Stillwater Mining                                 500,000(b)      8,562,500
                                                             ______________
Total                                                           109,945,710
_____________________________________________________________________________________________________________________________
Multi-industry conglomerates (1.7%)
General Electric                                  700,000       47,075,000
_____________________________________________________________________________________________________________________________
Paper & packaging (1.1%)
Crown Cork & Seal                                 750,000(b)    31,406,250
_____________________________________________________________________________________________________________________________
Retail (5.3%)
Best Buy                                          500,000(b)     10,250,000
Dillard Dept Store Cl A                           750,000        21,656,250
Duracell Intl                                     500,000        26,500,000
Home Depot                                      1,000,000        44,375,000
Nordstrom                                         550,000        21,587,500
Office Depot                                    1,000,000(b)     24,500,000
                                                             ______________
Total                                                           148,868,750
PAGE 26
_____________________________________________________________________________________________________________________________
Utilities-electric (0.4%)
FPL Group                                         125,000         5,421,875
Illinova                                          200,000         5,675,000
                                                             ______________
Total                                                            11,096,875
_____________________________________________________________________________________________________________________________
Utilities-gas (0.8%)
Enron                                             600,000       22,500,000
_____________________________________________________________________________________________________________________________
Utilities-telephone (1.4%)
MCI Communications                                800,000        21,400,000
Sprint                                            250,000        10,000,000
US WEST                                           250,000         7,812,500
                                                              _____________
Total                                                            39,212,500
_____________________________________________________________________________________________________________________________
Foreign (14.3%)(d)
Australia (1.4%)
News Corporation                                3,018,844        14,427,055
Woodside Petroleum                              5,000,000        24,820,000
                                                              _____________
Total                                                            39,247,055
_____________________________________________________________________________________________________________________________
Bermuda (0.7%)
Pacific Basin                                     600,000         8,287,500
Tempest Reinsurance Private                        80,000(b,e)   10,203,200
                                                               ____________
Total                                                            18,490,700
_____________________________________________________________________________________________________________________________
Canada (2.8%)
Barrick Gold                                      700,000(c)     18,462,500
Northern Telecom                                1,000,000        40,375,000
Seagram                                           500,000        18,250,000
                                                             ______________
Total                                                            77,087,500
_____________________________________________________________________________________________________________________________
Denmark (0.5%)
Tele Danmark                                      500,000       13,937,500
_____________________________________________________________________________________________________________________________
Finland (0.7%)
Kemira ADR                                        450,000(f)      7,537,425
Nokia Preferred                                   200,000        10,850,000
                                                               ____________
Total                                                            18,387,425
______________________________________________________________________________________________________________________________
Germany (0.6%)
Lufthansa                                         125,000       16,594,625
_____________________________________________________________________________________________________________________________
Hong Kong (0.7%)
Consolidated Electric                           6,000,000         9,810,000
Natl Mutual                                    13,000,000(b)      9,997,000
                                                             ______________
Total                                                            19,807,000
_____________________________________________________________________________________________________________________________
India (0.1%)
Tata Engineering & Locom GDR                      220,000(c,f)   2,475,000
PAGE 27
_____________________________________________________________________________________________________________________________
Italy (0.3%)
Telecom Italia                                  7,000,000(b)     9,520,000
_____________________________________________________________________________________________________________________________
Mexico (0.1%)
Grupo Financial Banamex Cl B                    1,050,000(b)     1,610,878
_____________________________________________________________________________________________________________________________
Netherlands (0.5%)
EVC Intl                                          149,200(f)      4,026,311
Schlumberger                                      150,000         9,525,000
                                                             ______________
Total                                                            13,551,311
_____________________________________________________________________________________________________________________________
Portugal (0.1%)
Portucell                                         680,000(b,c)   4,038,005
_____________________________________________________________________________________________________________________________
Spain (1.1%)
Telefonica de Espana                              750,000       31,125,000
_____________________________________________________________________________________________________________________________
Sweden (1.3%)
Autoliv                                           210,000        12,432,630
Ericsson (LM) Tel ADR                           7,500,000        23,906,250
                                                             ______________
Total                                                            36,338,880
_____________________________________________________________________________________________________________________________
United Kingdom (3.4%)
British Petro ADR                                 101,063         9,664,149
General Cable                                   1,200,000(b)     17,400,000
Natl Power                                        750,000(c)      8,625,000
NYNEX Cable Communications Group                1,000,000(b)     19,500,000
PowerGen                                          525,000(c)      7,251,563
Telewest Communications                           300,000(b,c)    7,650,000
TLG                                             3,043,050(f)      7,686,744
Videotron Holdings ADR                          1,250,000(b)     18,281,250
                                                             ______________
Total                                                            96,058,706
_____________________________________________________________________________________________________________________________
Total common stocks of unaffiliated issuers
(Cost: $1,865,204,283)                                       $2,272,445,731
_____________________________________________________________________________________________________________________________

Preferred stock & other (0.8%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                Shares                      Value(a)
_____________________________________________________________________________________________________________________________
MFS Communications
   2.68% Cv                                       500,000       21,375,000
Pacific Basin
   Warrants                                       275,000          171,875
_____________________________________________________________________________________________________________________________
Total preferred stock & other
(Cost: $17,542,450)                                          $   21,546,875
_____________________________________________________________________________________________________________________________
/TABLE

PAGE 28

Bonds (2.7%)
_____________________________________________________________________________________________________________________________
Issuer and coupon rate                                                               Principal                       Value(a)
                                                                                       amount
_____________________________________________________________________________________________________________________________
Domestic (1.4%)
Equitable Companies
   6.125% Cv 2024                             $13,500,000    $   15,052,500
Intl Cable Telephone
   7.25% Cv 2005                               15,500,000        17,534,375
Medical Care Intl
   6.75% Cv 2006                                6,500,000(f)      6,597,500
                                                             ______________
Total                                                            39,184,375
_____________________________________________________________________________________________________________________________
Foreign (1.3%)(d)
Banco Nacional de Mexico
   (U.S. Dollar)
   7% Cv 1999                                   8,000,000(f)      6,150,000
Cemex
   (U.S. Dollar)
   4.25% Cv 1997                               10,000,000(c,f)    8,350,000
Mexican Cetes
   (Mexican Peso)
   Zero Coupon
   65.12% Treasury Bill 1996                   34,284,240(g)      4,262,793
Roche Holdings
   (U.S. Dollar)
   Zero Coupon
   7% Cv 2010                                  30,000,000(g)     13,050,000
Renong Berhad Euro
   (U.S. Dollar)
   2.50% Cv 2005                                5,000,000         5,487,500
                                                             ______________
Total                                                            37,300,293
_____________________________________________________________________________________________________________________________
Total bonds
(Cost: $74,804,498)                                          $   76,484,668
_____________________________________________________________________________________________________________________________

_____________________________________________________________________________________________________________________________

Option purchased (--%)
_____________________________________________________________________________________________________________________________
Issuer                     Number of                     Exercise              Expiration                            Value(a)
                           contracts                       price                  date
_____________________________________________________________________________________________________________________________
Put
S&P 500 Stock Index    5,000                          $555                Dec. 1995$      125,000
_____________________________________________________________________________________________________________________________
Total option purchased
(Cost: $6,769,999)                                           $      125,000
_____________________________________________________________________________________________________________________________
/TABLE

PAGE 29

Short-term securities (14.9%)
_____________________________________________________________________________________________________________________________
Issuer                                                      Annualized                   Amount                      Value(a)
                                                              yield on               payable at
                                                               date of                 maturity
                                                              purchase
_____________________________________________________________________________________________________________________________
U.S. government agencies (0.5%)
Federal Home Loan Bank
   Disc Note
   12-04-95                          5.62%    $ 4,100,000    $    4,098,087
Federal Home Loan Mtge
   Disc Notes
   12-18-95                          5.70%      2,100,000         2,094,367
   12-18-95                          5.71%      8,400,000         8,377,430
                                                              _____________
Total                                                            14,569,884
_____________________________________________________________________________________________________________________________
Certificate of Deposit (0.2%)
NBD Yankee
   12-27-95                          5.76%      6,300,000        6,299,996
_____________________________________________________________________________________________________________________________
Commercial paper (13.7%)
Alabama Power
   12-12-95                          5.74       9,500,000         9,483,454
Albertson's
   01-12-96                          5.75       5,715,000         5,676,929
ABN Amro North
   12-06-95                          5.76       4,400,000         4,396,334
Amer General Finance
   12-15-95                          5.76      10,100,000        10,077,533
Amgen
   01-19-96                          5.76       7,100,000         7,041,047
Aon
   12-11-95                          5.75       6,079,000         6,069,341
   02-13-96                          5.73       4,400,000         4,345,917
BBV Finance (Delaware)
   01-26-96                          5.77       7,400,000         7,329,897
   01-26-96                          5.78       6,000,000         5,943,160
CAFCO
   12-05-95                          5.74       3,900,000         3,897,530
   01-25-96                          5.75       6,000,000         5,945,077
Campbell Soup
   12-28-95                          5.76       7,700,000         7,663,069
Cargill
   01-04-96                          5.79       2,500,000         2,485,298
   01-29-96                          5.77      10,400,000        10,302,676
Ciesco
   12-06-95                          5.74       3,300,000         3,297,383
   01-09-96                          5.79      15,000,000        14,906,562
Colgate Palmolive
   12-01-95                          5.71       8,000,000(h)      8,000,000
   12-04-95                          5.72      10,100,000(h)     10,094,036
CPC Intl
   12-07-95                          5.77       6,313,000(h)      6,306,971
PAGE 30
Dean Witter, Discover & Co.
   01-11-96                          5.79      10,000,000         9,930,094
Deutsche Bank Financial
   01-05-96                          5.78       3,300,000         3,280,015
   01-16-96                          5.77       8,300,000         8,239,442
Fleet Funding
   01-10-96                          5.77       6,700,000(h)      6,654,230
Goldman Sachs Group
   02-09-96                          5.79       8,000,000         7,906,911
Harris Trust
   12-07-95                          5.75       4,600,000         4,599,980
Kellogg
   12-20-95                          5.75       2,666,000         2,657,952
Kredietbank North Amer Finance
   01-12-96                          5.80       8,500,000         8,439,940
Metlife Funding
   12-18-95                          5.75       6,200,000         6,183,253
Motorola
   12-21-95                          5.73       7,500,000         7,476,250
   12-29-95                          5.75      15,525,000        15,455,931
Natl Bank of Detroit
   12-27-95                          5.75       8,000,000         7,999,926
Natl Bank of Detroit Canada
   12-11-95                          5.75       8,300,000         8,286,812
Norfolk Southern
   12-13-95                          5.70       1,100,000(h)      1,097,521
Northern States Power
   12-19-95                          5.74       5,500,000         5,484,325
   12-26-95                          5.75       6,800,000         6,772,989
   01-25-96                          5.75       8,500,000         8,425,979
PACCAR Financial
   02-23-96                          5.73       6,000,000         5,916,417
Penney (JC) Funding
   12-14-95                          5.75       5,700,000         5,688,247
   02-22-96                          5.72      10,800,000        10,651,320
Pfizer
   12-07-95                          5.74       9,000,000(h)      8,991,450
Pioneer
   01-10-96                          5.75       8,100,000         8,048,610
Reed Elsevier
   01-02-96                          5.78       4,700,000(h)      4,676,020
   01-08-96                          5.78       6,000,000(h)      5,963,773
SAFECO
   01-22-96                          5.78       2,000,000         1,983,200
   01-23-96                          5.76       4,700,000         4,658,389
   01-31-96                          5.77       7,300,000         7,225,824
   02-07-96                          5.76       6,000,000         5,934,450
St. Paul Companies
   01-31-96                          5.76       6,200,000         6,137,001
Sandoz
   02-21-96                          5.72       4,000,000(h)      3,945,589
Siemens
   01-26-96                          5.75       3,000,000         2,973,400
Societe Generale
   02-28-96                          5.72      10,000,000         9,852,500
Southern California Gas
   01-31-96                          5.75       9,800,000         9,700,421
USAA Capital
   12-08-95                          5.73      10,000,000         9,988,955
PAGE 31
USL Capital
   01-26-96                          5.80       7,600,000         7,528,003
Wachovia Bank
   12-13-95                          5.74       4,400,000         4,400,000
   01-11-96                          5.77       6,100,000         6,100,000
                                                            _______________
Total                                                           382,517,333
____________________________________________________________________________________________________________________________
Letters of credit (0.5%)
Chemical Bank-
   Somerset Rail
   01-10-96                          5.79       6,000,000         5,961,667
First Natl Bank Chicago-
   Commonwealth Fuel
   02-05-96                          5.75       7,000,000         6,921,833
                                                            _______________
Total                                                            12,883,500
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $416,361,758)                                         $  416,270,713
_____________________________________________________________________________________________________________________________
Total investments in securities of unaffiliated issuers
(Cost: $2,380,682,988)                                       $2,786,872,987
_____________________________________________________________________________________________________________________________

Investment in securities of affiliated issuers (i)

Common stock (0.8%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________
China North Inds                               18,500,000(b)     16,280,000
Republic Engineered Steels                      1,175,000(b)      6,315,625
_____________________________________________________________________________________________________________________________
Total investments in securities of affiliated issuers
(Cost: $28,059,176)                                          $   22,595,625
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $2,408,742,164)(j)                                    $2,809,468,612
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Presently non-income producing.
(c) Security is partially or fully on loan.  See Note 5 to the financial statements.
(d) Foreign security values and principal amounts are stated in U.S. dollars.
(e) Identifies issues considered to be illiquid (see Note 8 to the financial statements). Information concerning such security holdings at Nov. 30, 1995, is as follows:
    Security                         Acquisition                   Cost
                                         date
    ______________________________________________________________________
    Tempest Reinsurance Private      09-13-93                   $8,000,000
PAGE 32
(f) Represents securities sold under Rule 144A and are exempt from registration under the Securities Act of 1933, as amended.
    These securities have been determined to be liquid under guidelines established by the board of directors.
(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the
Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."  These securities have been determined to be liquid under guidelines established by the board of directors.
(i) Investments representing 5% or more of the outstanding voting securities of the issuer.
(j) At Nov. 30, 1995, the cost of securities for federal income tax purposes was $2,408,707,456 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation$463,080,468
    Unrealized depreciation (62,319,312)
    _____________________________________________________________
    Net unrealized appreciation                     $400,761,156
    _____________________________________________________________

PAGE 33
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposits (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 34
IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

PAGE 35
Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

PAGE 36
IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) four puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

PAGE 37
IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative IDS mutual fund.

(icon of) cart of precious gems

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Federal income tax information

IDS Managed Retirement Fund, Inc.
___________________________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year.
Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Managed Retirement Fund, Inc.
Fiscal year ended Nov. 30, 1995

Class A
Income distributions
taxable as dividend income,
52.4% qualifying for deduction by corporations.

Payable date            Per share

Dec. 29, 1994  $0.43605
March 30, 1995  0.04748
June 28, 1995   0.03745
Sept. 28, 1995  0.04257

Total          $0.56355

Capital gain distribution
taxable as long-term capital gain.

Payable date            Per share

Dec. 29, 1994  $0.39855

Total distributions      $0.96210

The distribution of $0.83460 per share, payable
Dec. 29, 1994, consisted of $0.03750 derived from net investment income, $0.39855 from net short-term capital gains (a total of $0.43605 taxable as dividend income) and $0.39855 from net long-term capital gains.

PAGE 39
Class B
Income distributions
taxable as dividend income,
52.4% qualifying for deduction by corporations.

Payable date            Per share

March 30, 1995 $0.04683
June 28, 1995   0.02681
Sept. 28, 1995  0.02726

Total distributions    $0.10090

Class Y
Income distributions
taxable as dividend income,
52.4% qualifying for deduction by corporations.

Payable date            Per share

March 30, 1995 $0.04803
June 28, 1995   0.04162
Sept. 28, 1995  0.04843

Total distributions    $0.13808

PAGE 40
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
FINANCIAL
ADVISORS


IDS MANAGED RETIREMENT FUND
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 41
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report and
                                         prospectus are placed
                                         in a blue strip at the
                                         top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report and prospectus.        parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.